UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)

Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower Large Cap Growth Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXGSX | December 31, 2024
This annual shareholder report contains important information about the Empower Large Cap Growth Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund
Expenses
for the last year ended December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Growth Fund (Institutional Class/MXGSX)	$ 70	0.62%
Management’s
Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 25.93%, as compared to its broad-based securities market index, the Russell 1000
®
Index, which returned 24.51% and an additional index with investment characteristics similar to those of the Fund, the Russell 1000
®
Growth Index, which returned 33.36% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers:

Amundi Asset Management US, Inc. (“Amundi”) and J.P. Morgan Investment Management Inc. (“JPMorgan”).
Amundi’s underweight to the Magnificent 7 and general lack of market breadth drove underperformance for the year. From an individual security perspective, the largest relative contributor to performance was the underweight to Microsoft and the largest relative detractor from performance was the underweight to Nvidia.
JPMorgan’s stock selection in industrials and healthcare were the top contributors while stock selection in technology and consumer staples detracted. From an individual security perspective, overweight positions in Netflix and Meta Platforms were top contributors and overweight positions in D.R. Horton and Regeneron Pharmaceuticals detracted from performance
.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Large Cap Growth Fund (Institutional Class/MXGSX)	25.93%	17.48%	15.97%
Russell 1000 ® Index	24.51%	14.28%	13.07%
Russell 1000 ® Growth Index	33.36%	18.96%	16.87%
(a)
Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you
should
pay attention to.
Fund net assets	$ 1,588M
Total number of portfolio holdings	94
Total advisory fee paid	$ 9.1M
Portfolio turnover rate as of the end of the reporting period	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Microsoft Corp	7.93%
Amazon.com Inc	7.49%
NVIDIA Corp	6.35%
Apple Inc	5.70%
Alphabet Inc Class C	4.53%
Mastercard Inc Class A	3.91%
Meta Platforms Inc Class A	3.03%
Eli Lilly & Co	2.80%
Oracle Corp	2.74%
Intuitive Surgical Inc	2.28%
SECTOR ALLOCATION
Material Fund
Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Large Cap Growth Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXLGX | December 31, 2024
This annual shareholder report contains important information about the Empower Large Cap Growth Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Growth Fund (Investor Class/MXLGX)	$ 110	0.98%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 25.44%, as compared to its broad-based securities market index, the Russell 1000
®
Index, which returned 24.51% and an additional index with investment characteristics similar to those of the Fund, the Russell 1000
®
Growth Index, which returned 33.36% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Amundi Asset Management US, Inc. (“Amundi”) and J.P. Morgan Investment Management Inc. (“JPMorgan”).
Amundi’s underweight to the Magnificent 7 and general lack of market breadth drove underperformance for the year. From an individual security perspective, the largest relative contributor to performance was the underweight to Microsoft and the largest relative detractor from performance was the underweight to Nvidia.
JPMorgan’s stock selection in industrials and healthcare were the top contributors while stock selection in technology and consumer staples detracted. From an individual security perspective, overweight positions in Netflix and Meta Platforms were top contributors and overweight positions in D.R. Horton and Regeneron Pharmaceuticals detracted from performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Large Cap Growth Fund (Investor Class/MXLGX)	25.44%	17.09%	15.41%
Russell 1000 ® Index	24.51%	14.28%	12.87%
Russell 1000 ® Growth Index	33.36%	18.96%	16.78%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,588M
Total number of portfolio holdings	94
Total advisory fee paid	$ 9.1M
Portfolio turnover rate as of the end of the reporting period	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Microsoft Corp	7.93%
Amazon.com Inc	7.49%
NVIDIA Corp	6.35%
Apple Inc	5.70%
Alphabet Inc Class C	4.53%
Mastercard Inc Class A	3.91%
Meta Platforms Inc Class A	3.03%
Eli Lilly & Co	2.80%
Oracle Corp	2.74%
Intuitive Surgical Inc	2.28%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Large Cap Value Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXVHX | December 31, 2024
This annual shareholder report contains important information about the Empower Large Cap Value Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Value Fund (Institutional Class/MXVHX)	$ 66	0.61%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 15.86%, as compared to its broad-based securities market index, the Russell 1000
®
Index, which returned 24.51% and an additional index with investment characteristics similar to those of the Fund, the Russell 1000
®
Value Index, which returned 14.37% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Putnam Investment Management, LLC (“Putnam”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”).
Putnam’s security selection contributed most to relative performance with nine of eleven sectors delivering a positive impact from security selection. Sector allocation decisions had the largest negative impact on performance. Results were particularly impacted by the underweight positioning in the top performing financials sector and overweight positioning in the relatively weak materials sector.
T. Rowe Price’s favorable stock selection in the materials sector contributed to performance as did stock selection in the consumer staples sector. The healthcare sector was a notable detractor owing to unfavorable stock selection and the industrials and business services sector further weighed on relative performance due to security selection.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Large Cap Value Fund (Institutional Class/MXVHX)	15.86%	10.70%	9.80%
Russell 1000 ® Index	24.51%	14.28%	13.07%
Russell 1000 ® Value Index	14.37%	8.68%	8.76%
(a)
Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,589M
Total number of portfolio holdings	179
Total advisory fee paid	$ 9.4M
Portfolio turnover rate as of the end of the reporting period	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Walmart Inc	2.46%
Citigroup Inc	2.31%
Exxon Mobil Corp	2.19%
Microsoft Corp	2.10%
UnitedHealth Group Inc	1.97%
Bank of America Corp	1.93%
Philip Morris International Inc	1.83%
Qualcomm Inc	1.74%
Charles Schwab Corp	1.74%
American International Group Inc	1.51%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Large Cap Value Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXEQX | December 31, 2024
This annual shareholder report contains important information about the Empower Large Cap Value Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Value Fund (Investor Class/MXEQX)	$ 103	0.96%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 15.38%, as compared to its broad-based securities market index, the Russell 1000
®
Index, which returned 24.51% and an additional index with investment characteristics similar to those of the Fund, the Russell 1000
®
Value Index, which returned 14.37% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Putnam Investment Management, LLC (“Putnam”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”).
Putnam’s security selection contributed most to relative performance with nine of eleven sectors delivering a positive impact from security selection. Sector allocation decisions had the largest negative impact on performance. Results were particularly impacted by the underweight positioning in the top performing financials sector and overweight positioning in the relatively weak materials sector.
T. Rowe Price’s favorable stock selection in the materials sector contributed to performance as did stock selection in the consumer staples sector. The healthcare sector was a notable detractor owing to unfavorable stock selection and the industrials and business services sector further weighed on relative performance due to security selection.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Large Cap Value Fund (Investor Class/MXEQX)	15.38%	10.30%	9.16%
Russell 1000 ® Index	24.51%	14.28%	12.87%
Russell 1000 ® Value Index	14.37%	8.68%	8.49%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,589M
Total number of portfolio holdings	179
Total advisory fee paid	$ 9.4M
Portfolio turnover rate as of the end of the reporting period	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Walmart Inc	2.46%
Citigroup Inc	2.31%
Exxon Mobil Corp	2.19%
Microsoft Corp	2.10%
UnitedHealth Group Inc	1.97%
Bank of America Corp	1.93%
Philip Morris International Inc	1.83%
Qualcomm Inc	1.74%
Charles Schwab Corp	1.74%
American International Group Inc	1.51%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Large Cap Value Fund
ANNUAL SHAREHOLDER REPORT
Investor II / MXHAX | December 31, 2024
This annual shareholder report contains important information about the Empower Large Cap Value Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund
Expenses
for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Value Fund (Investor II Class/MXHAX)	$ 87	0.81%
Management’s
Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 15.51%, as compared to its broad-based securities market index, the Russell 1000
®
Index, which returned 24.51% and an additional index with investment characteristics similar to those of the Fund, the Russell 1000
®
Value Index, which returned 14.37% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Putnam Investment Management, LLC (“Putnam”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”).
Putnam’s security selection contributed most to relative performance with nine of eleven sectors delivering a positive impact from security selection. Sector allocation decisions had the largest negative impact on performance. Results were particularly impacted by the underweight positioning in the top performing financials sector and overweight positioning in the relatively weak materials sector.
T. Rowe Price’s favorable stock selection in the materials sector contributed to performance as did stock selection in the consumer staples sector. The healthcare sector was a notable detractor owing to unfavorable stock selection and the industrials and business services sector further weighed on relative performance due to security selection.
Fund
Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Large Cap Value Fund (Investor II Class/MXHAX)	15.51%	10.47%	11.48%
Russell 1000 ® Index	24.51%	14.28%	15.37%
Russell 1000 ® Value Index	14.37%	8.68%	9.69%
(a) Investor Class II inception date was October 25, 2019.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key
Fund
Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,589M
Total number of portfolio holdings	179
Total advisory fee paid	$ 9.4M
Portfolio turnover rate as of the end of the reporting period	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Walmart Inc	2.46%
Citigroup Inc	2.31%
Exxon Mobil Corp	2.19%
Microsoft Corp	2.10%
UnitedHealth Group Inc	1.97%
Bank of America Corp	1.93%
Philip Morris International Inc	1.83%
Qualcomm Inc	1.74%
Charles Schwab Corp	1.74%
American International Group Inc	1.51%
SECTOR ALLOCATION
Material
Fund
Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower S&P 500
®
Index Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXKWX | December 31, 2024
This annual shareholder report contains important information about the Empower S&P 500
®
Index Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund
Expenses
for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P 500 ® Index Fund (Institutional Class/MXKWX)	$ 16	0.14%
Management’s
Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 24.86%, as compared to its broad-based securities market index, the S&P 500
®
Index, which returned 25.02% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Irish Life Investment Managers Limited.
Returns were driven by a strong economic backdrop and upward revisions to growth through the year, a recovery in earnings, ongoing optimism around the artificial intelligence (“AI”) theme and the eventual start of a rate cutting cycle by the Federal Reserve. Expected growth-supportive policies from the incoming Trump administration also supported the market.

Nvidia, the key supplier of chips powering AI technology, was the largest contributor to performance. Apple also rallied due to the implementation of AI technology on its devices, which supported sales. Intel, the technology company, detracted the most from performance due to the company lagging competitors in relation to its product offering around AI. Adobe, a digital media technology company, was also a negative contributor.
Fund
Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower S&P 500 ® Index Fund (Institutional Class/MXKWX)	24.86%	14.37%	13.16%
S&P 500 ® Index	25.02%	14.53%	13.35%
(a)
Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key
Fund
Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 6,387M
Total number of portfolio holdings	507
Total advisory fee paid	$ 7.0M
Portfolio turnover rate as of the end of the reporting period	2%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Apple Inc	7.54%
NVIDIA Corp	6.56%
Microsoft Corp	6.23%
Amazon.com Inc	4.08%
Meta Platforms Inc Class A	2.54%
Tesla Inc	2.24%
Alphabet Inc Class A	2.20%
Broadcom Inc	2.16%
Alphabet Inc Class C	1.80%
Berkshire Hathaway Inc Class B	1.65%
SECTOR ALLOCATION
Material
Fund
Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower S&P 500
®
Index Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXVIX | December 31, 2024
This annual shareholder report contains important information about the Empower S&P 500
®
Index Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund
Expenses
for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P 500 ® Index Fund (Investor Class/MXVIX)	$ 55	0.49%
Management’s
Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 24.33%, as compared to its broad-based securities market index, the S&P 500
®
Index, which returned 25.02% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Irish Life Investment Managers Limited.
Returns were driven by a strong economic backdrop and upward revisions to growth through the year, a recovery in earnings, ongoing optimism around the artificial intelligence (“AI”) theme and the eventual start of a rate cutting cycle by the Federal Reserve. Expected growth-supportive policies from the incoming Trump administration also supported the market.

Nvidia, the key supplier of chips powering AI technology, was the largest contributor to performance. Apple also rallied due to the implementation of AI technology on its devices, which supported sales. Intel, the technology company, detracted the most from performance due to the company lagging competitors in relation to its product offering around AI. Adobe, a digital media technology company, was also a negative contributor.
Fund
Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower S&P 500 ® Index Fund (Investor Class/MXVIX)	24.33%	13.94%	12.50%
S&P 500 ® Index	25.02%	14.53%	13.10%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key
Fund
Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 6,387M
Total number of portfolio holdings	507
Total advisory fee paid	$ 7.0M
Portfolio turnover rate as of the end of the reporting period	2%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Apple Inc	7.54%
NVIDIA Corp	6.56%
Microsoft Corp	6.23%
Amazon.com Inc	4.08%
Meta Platforms Inc Class A	2.54%
Tesla Inc	2.24%
Alphabet Inc Class A	2.20%
Broadcom Inc	2.16%
Alphabet Inc Class C	1.80%
Berkshire Hathaway Inc Class B	1.65%
SECTOR ALLOCATION
Material
Fund
Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d) During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(e) Registrant’s Code of Ethics is attached hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,050,700 for fiscal year 2023 and $1,082,655 for fiscal year 2024.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this item were: $44,680 for fiscal year 2023 and $265,941 for fiscal year 2024. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self custody) audits, fund administration SOC1 testing, and N1-A and N-14 reviews.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2023 and $0 for fiscal year 2024.

(d) All Other Fees.  There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).

(e) (1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Empower Funds by its independent auditors.  The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Empower Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Empower Funds that is responsible for the financial reporting or operations of Empower Funds was employed by those auditors and participated in any capacity in an audit of Empower Funds during the year period (or such other period proscribed under Securities Exchange Commission rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Empower Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Empower Funds’ auditors will not provide the following non-audit services to Empower Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Empower Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2

Pre-approval with respect to Non-Empower Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Empower Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Empower Funds’ auditors to (a) Empower Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds.4   The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.  The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members.  Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(f) (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(g) Not Applicable.

(h) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2023 equaled $1,795,449 and for fiscal year 2024 equaled $2,094,252.

(i) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

1No pre-approval is required as to non-audit services provided to Empower Funds if: (a) the aggregate amount of all non-audit services provided to Empower Funds constitute not more than 5% of the total amount of revenues paid by Empower Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Empower Funds, Empower Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Empower Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Empower Funds’ primary investment adviser.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.
("Empower Funds")
Empower Large Cap Growth Fund	Empower Large Cap Value Fund
Institutional Class Ticker / MXGSX	Institutional Class Ticker / MXVHX
Investor Class Ticker / MXLGX	Investor Class Ticker / MXEQX
Investor II Class Ticker / MXHAX
Empower S&P 500® Index Fund
Institutional Class Ticker / MXKWX
Investor Class Ticker / MXVIX
(the "Fund(s)")
Annual Report
December 31, 2024
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP GROWTH FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
COMMON STOCK
Basic Materials — 0.03%
13,900	Freeport-McMoRan Inc	$ 529,312
Communications — 24.96%
2,995	Airbnb Inc Class A(a)	393,573
21,221	Alibaba Group Holding Ltd Sponsored ADR	1,799,329
365,525	Alphabet Inc Class C	69,610,581
523,970	Amazon.com Inc(a)	114,953,778
82,000	Arista Networks Inc(a)	9,063,460
5,180	Booking Holdings Inc	25,736,416
47,558	DoorDash Inc Class A(a)	7,977,854
11,997	FactSet Research Systems Inc	5,761,919
3,566	MercadoLibre Inc(a)	6,063,769
79,502	Meta Platforms Inc Class A	46,549,216
44,087	Motorola Solutions Inc	20,378,334
29,310	Netflix Inc(a)	26,124,589
22,870	Palo Alto Networks Inc(a)	4,161,425
46,468	Shopify Inc Class A(a)	4,940,942
20,807	Spotify Technology SA(a)	9,308,636
27,147	Trade Desk Inc Class A(a)	3,190,587
426,915	Uber Technologies Inc(a)	25,751,513
131,465	Walt Disney Co	14,638,627
		396,404,548
Consumer, Cyclical — 9.37%
1,765	AutoZone Inc(a)	5,651,530
36,708	Chipotle Mexican Grill Inc(a)	2,213,492
142,476	Copart Inc(a)	8,176,698
86,460	DR Horton Inc	12,088,837
52,615	Home Depot Inc	20,466,709
24,726	McDonald's Corp	7,167,820
14,629	O'Reilly Automotive Inc(a)	17,347,069
106,191	Ross Stores Inc	16,063,512
46,926	Starbucks Corp	4,281,998
73,505	Tesla Inc(a)	29,684,259
152,505	TJX Cos Inc	18,424,129
44,403	Walmart Inc	4,011,811
3,028	WW Grainger Inc	3,191,663
		148,769,527
Consumer, Non-Cyclical — 11.97%
42,393	Abbott Laboratories	4,795,072
26,619	Block Inc(a)	2,262,349
25,120	Celsius Holdings Inc(a)	661,661
140,979	Coca-Cola Co	8,777,353
126,964	Colgate-Palmolive Co	11,542,297
44,971	Danaher Corp	10,323,093
19,748	Edwards Lifesciences Corp(a)	1,461,944
55,682	Eli Lilly & Co	42,986,504
66,970	Intuitive Surgical Inc(a)	34,955,662
34,439	Johnson & Johnson	4,980,568
11,262	McKesson Corp	6,418,326
18,044	Monster Beverage Corp(a)	948,393
11,244	Natera Inc(a)	1,779,925
67,926	PayPal Holdings Inc(a)	5,797,484
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
81,249	PepsiCo Inc	$ 12,354,723
19,237	Quanta Services Inc	6,079,854
3,487	Regeneron Pharmaceuticals Inc(a)	2,483,895
31,301	Thermo Fisher Scientific Inc	16,283,719
37,802	Vertex Pharmaceuticals Inc(a)	15,222,865
		190,115,687
Energy — 0.92%
6,212	Cheniere Energy Inc	1,334,773
20,787	ConocoPhillips	2,061,447
293,172	Schlumberger NV	11,240,214
		14,636,434
Financial — 9.13%
16,400	Berkshire Hathaway Inc Class B(a)	7,433,792
55,184	Blackstone Inc	9,514,825
18,250	Goldman Sachs Group Inc	10,450,315
121,273	Intercontinental Exchange Inc	18,070,890
71,858	KKR & Co Inc	10,628,517
114,090	Mastercard Inc Class A	60,076,371
51,916	Progressive Corp	12,439,593
51,764	Visa Inc Class A	16,359,494
		144,973,797
Industrial — 6.04%
50,538	3M Co	6,523,951
443,864	Amphenol Corp Class A	30,826,355
50,290	Eaton Corp PLC	16,689,742
27,324	Illinois Tool Works Inc	6,928,273
18,654	Rockwell Automation Inc(b)	5,331,127
16,475	Trane Technologies PLC	6,085,041
7,094	TransDigm Group Inc	8,990,084
10,597	Union Pacific Corp	2,416,540
82,103	Veralto Corp	8,362,191
32,852	Vertiv Holdings Co Class A	3,732,316
		95,885,620
Technology — 34.26%
38,500	Adobe Inc(a)	17,120,180
109,565	Advanced Micro Devices Inc(a)	13,234,356
349,252	Apple Inc	87,459,686
11,732	AppLovin Corp Class A(a)	3,799,174
14,686	ASML Holding NV	10,178,573
99,342	Broadcom Inc	23,031,449
2,627	Fair Isaac Corp(a)	5,230,173
6,240	HubSpot Inc(a)	4,347,845
34,475	International Business Machines Corp	7,578,639
43,983	Intuit Inc	27,643,316
38,814	Lam Research Corp	2,803,535
103,502	Microchip Technology Inc	5,935,840

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP GROWTH FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Technology — (continued)
289,020	Microsoft Corp	$ 121,821,930
3,719	MongoDB Inc(a)	865,820
725,954	NVIDIA Corp	97,488,363
252,638	Oracle Corp	42,099,597
104,996	Qualcomm Inc	16,129,485
93,462	Salesforce Inc	31,247,151
15,871	ServiceNow Inc(a)	16,825,165
4,376	Synopsys Inc(a)	2,123,935
36,037	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	7,116,947
		544,081,159
TOTAL COMMON STOCK — 96.68% (Cost $1,040,966,346)		$1,535,396,084
GOVERNMENT MONEY MARKET MUTUAL FUNDS
204,050	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.43%(d)	204,050
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.01% (Cost $204,050)		$204,050
TOTAL INVESTMENTS — 96.69% (Cost $1,041,170,396)		$1,535,600,134
OTHER ASSETS & LIABILITIES, NET — 3.31%		$52,581,734
TOTAL NET ASSETS — 100.00%		$1,588,181,868
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of December 31, 2024.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of December 31, 2024.
ADR	American Depositary Receipt
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.32%
138,571	CF Industries Holdings Inc	$ 11,822,878
93,124	DuPont de Nemours Inc	7,100,705
50,354	Eastman Chemical Co	4,598,327
274,195	Freeport-McMoRan Inc	10,441,346
242,036	International Paper Co	13,026,377
48,376	PPG Industries Inc	5,778,513
		52,768,146
Communications — 3.67%
42,512	AT&T Inc	967,998
19,643	Charter Communications Inc Class A(a)	6,733,031
43,160	Cisco Systems Inc	2,555,072
250,779	Comcast Corp Class A	9,411,736
479,976	News Corp Class A	13,218,539
18,007	News Corp Class B(b)	547,953
61,501	T-Mobile US Inc	13,575,115
56,430	Verizon Communications Inc	2,256,636
81,880	Walt Disney Co	9,117,338
		58,383,418
Consumer, Cyclical — 8.93%
58,019	BJ's Wholesale Club Holdings Inc(a)	5,183,998
15,666	Cummins Inc	5,461,167
30,360	Dollar General Corp	2,301,895
312,148	General Motors Co	16,628,124
41,729	Hilton Worldwide Holdings Inc	10,313,740
3,567	Home Depot Inc	1,387,527
108,567	Kohl's Corp(b)	1,524,281
176,312	Las Vegas Sands Corp	9,055,384
211,154	Mattel Inc(a)	3,743,760
151,560	PulteGroup Inc	16,504,884
628,664	Southwest Airlines Co	21,135,684
55,693	Target Corp	7,528,580
23,752	TJX Cos Inc	2,869,479
422,619	Walmart Inc	38,364,520
		142,003,023
Consumer, Non-Cyclical — 23.95%
124,161	AbbVie Inc	22,063,410
247,847	AstraZeneca PLC Sponsored ADR	16,238,936
57,904	Becton Dickinson & Co	13,136,681
12,554	Biogen Inc(a)	1,919,758
138,579	Boston Scientific Corp(a)	12,377,876
77,966	Bristol-Myers Squibb Co	4,409,757
10,762	Cardinal Health Inc	1,272,822
18,792	Centene Corp(a)	1,138,419
59,181	Cigna Group	16,342,241
290,872	Coca-Cola Co	18,109,691
50,844	Colgate-Palmolive Co	4,622,228
179,139	Conagra Brands Inc	4,971,107
206,142	Corteva Inc	11,741,848
149,360	CVS Health Corp	6,704,770
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
38,380	Elevance Health Inc	$ 14,158,382
14,979	GE HealthCare Technologies Inc	1,171,058
4,535	Humana Inc	1,150,575
42,486	Johnson & Johnson	6,144,325
738,678	Kenvue Inc	15,770,775
28,400	Keurig Dr Pepper Inc	912,208
97,750	Kimberly-Clark Corp	12,809,160
28,253	McKesson Corp	16,101,668
90,579	Medtronic PLC	7,235,451
65,063	Merck & Co Inc	6,472,467
130,463	Pfizer Inc	3,461,183
236,513	Philip Morris International Inc	28,464,340
103,401	Procter & Gamble Co	17,335,177
21,026	Regeneron Pharmaceuticals Inc(a)	14,977,451
148,669	Sanofi SA	14,452,243
72,691	Sanofi SA ADR	3,505,887
33,646	Thermo Fisher Scientific Inc	17,503,659
107,442	Tyson Foods Inc Class A	6,171,469
12,201	United Rentals Inc	8,594,872
60,745	UnitedHealth Group Inc	30,728,467
516,269	Viatris Inc	6,427,549
114,229	Zimmer Biomet Holdings Inc	12,066,009
		380,663,919
Energy — 7.62%
34,624	Baker Hughes Co	1,420,277
11,934	Chevron Corp	1,728,521
176,096	ConocoPhillips	17,463,440
59,255	Enbridge Inc	2,514,190
38,640	EOG Resources Inc	4,736,491
132,864	EQT Corp	6,126,359
17,595	Expand Energy Corp	1,751,582
317,333	Exxon Mobil Corp	34,135,511
2,800	Phillips 66	319,004
104,959	Schlumberger NV	4,024,128
300,645	Shell PLC	9,369,465
125,080	South Bow Corp(b)	2,951,556
156,159	Suncor Energy Inc	5,571,753
75,404	TC Energy Corp(b)	3,514,080
202,943	TotalEnergies SE	11,306,953
32,578	TotalEnergies SE ADR(b)	1,775,501
58,833	Valero Energy Corp	7,212,338
95,282	Williams Cos Inc	5,156,662
		121,077,811
Financial — 23.87%
324,088	American International Group Inc	23,593,607
17,725	American Tower Corp REIT	3,250,942
98,198	Apollo Global Management Inc	16,218,382
273,419	AXA SA	9,730,892
684,992	Bank of America Corp	30,105,398
100,382	Capital One Financial Corp	17,900,118
365,936	Charles Schwab Corp	27,082,923

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Financial — (continued)
52,810	Chubb Ltd	$ 14,591,403
512,651	Citigroup Inc	36,085,504
49,992	CME Group Inc	11,609,643
265,167	Equitable Holdings Inc	12,507,927
157,407	Equity Residential REIT	11,295,526
180,859	Fifth Third Bancorp	7,646,718
132,827	Gaming & Leisure Properties Inc REIT	6,396,948
19,355	Goldman Sachs Group Inc	11,083,060
96,176	Hartford Financial Services Group Inc	10,521,655
626,584	Huntington Bancshares Inc	10,194,522
89,690	JPMorgan Chase & Co	21,499,590
100,223	Loews Corp	8,487,886
208,843	MetLife Inc	17,100,065
17,681	Morgan Stanley	2,222,855
68,432	PNC Financial Services Group Inc	13,197,111
184,132	Rayonier Inc REIT	4,805,845
86,494	Rexford Industrial Realty Inc REIT	3,343,858
50,977	State Street Corp	5,003,393
147,775	US Bancorp	7,068,078
188,803	Vornado Realty Trust REIT	7,937,278
254,542	Wells Fargo & Co	17,879,030
391,521	Weyerhaeuser Co REIT	11,021,316
		379,381,473
Industrial — 12.32%
20,460	3M Co	2,641,181
25,871	AGCO Corp	2,418,421
71,169	Ball Corp	3,923,547
51,344	Boeing Co(a)	9,087,888
124,175	CRH PLC	11,488,671
167,590	CSX Corp	5,408,129
52,978	FedEx Corp	14,904,301
24,000	Fortive Corp	1,800,000
9,563	GE Vernova Inc	3,145,558
85,433	General Electric Co	14,249,370
56,360	Honeywell International Inc	12,731,160
117,971	Ingersoll Rand Inc	10,671,656
131,605	Johnson Controls International PLC	10,387,583
63,278	L3Harris Technologies Inc	13,306,098
18,688	Norfolk Southern Corp	4,386,074
22,938	Northrop Grumman Corp	10,764,574
78,236	Otis Worldwide Corp	7,245,436
14,594	Rockwell Automation Inc	4,170,819
107,406	RTX Corp	12,429,022
43,880	Siemens AG	8,556,376
127,212	Stanley Black & Decker Inc	10,213,852
54,314	TE Connectivity PLC	7,765,273
64,187	United Parcel Service Inc Class B	8,093,981
105,246	Vontier Corp	3,838,322
25,175	West Fraser Timber Co Ltd	2,178,896
		195,806,188
Shares		Fair Value
Technology — 8.23%
19,513	Accenture PLC Class A	$ 6,864,478
5,568	Adobe Inc(a)	2,475,978
19,581	Advanced Micro Devices Inc(a)	2,365,189
32,443	Applied Materials Inc	5,276,205
47,805	Fiserv Inc(a)	9,820,103
118,703	Intel Corp	2,379,995
77,693	Microsoft Corp	32,747,599
38,916	NXP Semiconductors NV	8,088,691
113,498	Oracle Corp	18,913,307
177,262	Qualcomm Inc	27,230,989
5,861	Salesforce Inc	1,959,508
144,462	Samsung Electronics Co Ltd	5,155,391
39,701	Texas Instruments Inc	7,444,334
		130,721,767
Utilities — 5.15%
103,001	Ameren Corp	9,181,509
12,118	Atmos Energy Corp	1,687,674
131,128	Dominion Energy Inc	7,062,554
248,294	NextEra Energy Inc	17,800,197
35,337	NiSource Inc	1,298,988
138,458	NRG Energy Inc	12,491,681
65,771	PG&E Corp	1,327,259
261,163	PPL Corp	8,477,351
79,810	Sempra	7,000,933
188,732	Southern Co	15,536,418
		81,864,564
TOTAL COMMON STOCK — 97.06% (Cost $1,253,407,827)		$1,542,670,309
CONVERTIBLE PREFERRED STOCK
Utilities — 0.07%
29,238	NextEra Energy Inc 6.93%	1,203,728
TOTAL CONVERTIBLE PREFERRED STOCK — 0.07% (Cost $1,425,353)		$1,203,728
PREFERRED STOCK
Consumer, Cyclical — 0.26%
22,049	Dr Ing hc F Porsche AG	1,336,155
30,054	Volkswagen AG	2,772,940
		4,109,095
Industrial — 0.20%
51,358	Boeing Co(a)	3,159,544
TOTAL PREFERRED STOCK — 0.46% (Cost $9,167,368)		$7,268,639

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
8,873,386	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.43%(d)	$ 8,873,386
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.56% (Cost $8,873,386)		$8,873,386
TOTAL INVESTMENTS — 98.15% (Cost $1,272,873,934)		$1,560,016,062
OTHER ASSETS & LIABILITIES, NET — 1.85%		$29,434,945
TOTAL NET ASSETS — 100.00%		$1,589,451,007
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of December 31, 2024.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of December 31, 2024.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
As of December 31, 2024 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
BB	USD	2,943,431	EUR	2,794,100	03/19/2025	$38,579
BB	USD	3,279,452	GBP	2,586,200	03/19/2025	43,054
CGM	USD	1,532,700	EUR	1,455,000	03/19/2025	20,027
CGM	USD	3,343,904	GBP	2,637,300	03/19/2025	43,559
GS	USD	2,162,422	EUR	2,052,900	03/19/2025	28,150
GS	USD	2,803,738	GBP	2,211,600	03/19/2025	36,119
HSB	USD	1,803,057	EUR	1,713,200	03/19/2025	21,950
MS	USD	1,775,679	EUR	1,674,100	03/19/2025	35,222
MS	USD	2,569,214	GBP	2,019,200	03/19/2025	42,366
SSB	USD	3,272,948	EUR	3,106,500	03/19/2025	43,313
SSB	USD	2,234,918	GBP	1,763,200	03/19/2025	28,431
TD	USD	2,341,994	EUR	2,223,400	03/19/2025	30,463
TD	USD	2,800,212	GBP	2,209,000	03/19/2025	35,847
UBS	USD	3,869,360	EUR	3,672,600	03/19/2025	51,186
					Net Appreciation	$498,266
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of December 31, 2024
Abbreviations
BB	Barclays Bank PLC
CGM	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
MS	Morgan Stanley & Co LLC
SSB	State Street Bank
TD	Toronto Dominion Bank
UBS	UBS AG
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.49%
27,390	Air Products & Chemicals Inc	$ 7,944,196
13,053	Albemarle Corp(a)	1,123,602
11,139	Celanese Corp	770,930
21,250	CF Industries Holdings Inc	1,813,050
86,664	Dow Inc	3,477,826
55,742	DuPont de Nemours Inc	4,250,327
13,146	Eastman Chemical Co	1,200,493
32,790	Ecolab Inc	7,683,353
12,466	FMC Corp	605,972
182,540	Freeport-McMoRan Inc	6,951,123
34,140	International Flavors & Fragrances Inc	2,886,537
49,955	International Paper Co	2,688,578
61,385	Linde PLC	25,700,058
34,217	LyondellBasell Industries NV Class A	2,541,297
36,208	Mosaic Co	889,993
140,244	Newmont Corp	5,219,882
30,244	Nucor Corp	3,529,777
30,875	PPG Industries Inc	3,688,019
29,772	Sherwin-Williams Co	10,120,396
16,917	Steel Dynamics Inc	1,929,722
		95,015,131
Communications — 15.37%
56,763	Airbnb Inc Class A(b)	7,459,226
741,092	Alphabet Inc Class A	140,288,717
603,168	Alphabet Inc Class C	114,867,313
1,185,870	Amazon.com Inc(b)	260,168,019
132,164	Arista Networks Inc(b)	14,608,087
894,530	AT&T Inc	20,368,449
4,215	Booking Holdings Inc	20,941,891
17,495	CDW Corp	3,044,830
12,471	Charter Communications Inc Class A(b)	4,274,685
506,989	Cisco Systems Inc	30,013,749
489,280	Comcast Corp Class A	18,362,678
99,404	Corning Inc	4,723,678
67,127	eBay Inc	4,158,518
14,407	Expedia Group Inc(b)	2,684,456
6,359	F5 Inc(b)	1,599,098
4,237	FactSet Research Systems Inc	2,034,946
27,654	Fox Corp Class A	1,343,431
14,673	Fox Corp Class B	671,143
62,338	Gen Digital Inc	1,706,814
17,600	GoDaddy Inc Class A(b)	3,473,712
42,599	Interpublic Group of Cos Inc	1,193,624
34,679	Juniper Networks Inc	1,298,729
29,322	Match Group Inc	959,123
276,305	Meta Platforms Inc Class A	161,779,341
21,288	Motorola Solutions Inc	9,839,952
54,467	Netflix Inc(b)	48,547,526
41,282	News Corp Class A	1,136,906
12,161	News Corp Class B(a)	370,059
27,755	Omnicom Group Inc	2,388,040
83,034	Palo Alto Networks Inc(b)	15,108,867
Shares		Fair Value
Communications — (continued)
53,659	Paramount Global Class B(a)	$ 561,273
60,868	T-Mobile US Inc	13,435,394
263,012	Uber Technologies Inc(b)	15,864,883
9,802	VeriSign Inc(b)	2,028,622
529,550	Verizon Communications Inc	21,176,704
229,745	Walt Disney Co	25,582,106
320,159	Warner Bros Discovery Inc(b)	3,384,081
		981,448,670
Consumer, Cyclical — 8.93%
31,035	Aptiv PLC(b)	1,876,997
2,099	AutoZone Inc(b)	6,720,998
28,103	Best Buy Co Inc	2,411,237
26,197	BorgWarner Inc	832,803
23,992	Caesars Entertainment Inc(b)	801,813
17,565	CarMax Inc(b)	1,436,114
135,734	Carnival Corp(b)	3,382,491
170,151	Chipotle Mexican Grill Inc(b)	10,260,105
115,583	Copart Inc(b)	6,633,308
56,107	Costco Wholesale Corp	51,409,161
17,155	Cummins Inc	5,980,233
16,831	Darden Restaurants Inc	3,142,179
20,730	Deckers Outdoor Corp(b)	4,210,056
85,312	Delta Air Lines Inc	5,161,376
29,093	Dollar General Corp	2,205,831
29,108	Dollar Tree Inc(b)	2,181,354
5,148	Domino's Pizza Inc	2,160,924
36,726	DR Horton Inc	5,135,029
71,578	Fastenal Co	5,147,174
476,887	Ford Motor Co	4,721,181
139,406	General Motors Co	7,426,158
19,746	Genuine Parts Co	2,305,543
14,190	Hasbro Inc	793,363
30,522	Hilton Worldwide Holdings Inc	7,543,818
125,303	Home Depot Inc	48,741,615
43,855	Las Vegas Sands Corp	2,252,393
30,698	Lennar Corp Class A	4,186,286
20,100	Live Nation Entertainment Inc(b)	2,602,950
29,762	LKQ Corp	1,093,754
71,562	Lowe's Cos Inc	17,661,502
14,339	Lululemon Athletica Inc(b)	5,483,377
29,531	Marriott International Inc Class A	8,237,377
90,305	McDonald's Corp	26,178,517
30,393	MGM Resorts International(b)	1,053,117
154,594	NIKE Inc Class B	11,698,128
46,965	Norwegian Cruise Line Holdings Ltd(b)	1,208,409
418	NVR Inc(b)	3,418,780
7,547	O'Reilly Automotive Inc(b)	8,949,233
67,960	PACCAR Inc	7,069,199
4,301	Pool Corp	1,466,383
28,104	PulteGroup Inc	3,060,526
4,214	Ralph Lauren Corp	973,350
41,390	Ross Stores Inc	6,261,065
29,815	Royal Caribbean Cruises Ltd	6,878,022

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Consumer, Cyclical — (continued)
85,135	Southwest Airlines Co	$ 2,862,239
146,249	Starbucks Corp	13,345,221
25,510	Tapestry Inc	1,666,568
59,334	Target Corp	8,020,770
353,992	Tesla Inc(b)	142,956,128
143,159	TJX Cos Inc	17,295,039
70,615	Tractor Supply Co	3,746,832
5,401	Ulta Beauty Inc(b)	2,349,057
43,140	United Airlines Holdings Inc(b)	4,188,894
79,609	Walgreens Boots Alliance Inc	742,752
550,461	Walmart Inc	49,734,151
5,474	WW Grainger Inc	5,769,870
10,598	Wynn Resorts Ltd	913,124
34,995	Yum! Brands Inc	4,694,929
		570,638,803
Consumer, Non-Cyclical — 15.16%
217,558	Abbott Laboratories	24,607,986
223,758	AbbVie Inc	39,761,796
36,028	Agilent Technologies Inc	4,840,002
7,923	Align Technology Inc(b)	1,652,025
218,565	Altria Group Inc	11,428,764
67,361	Amgen Inc	17,556,971
59,246	Archer-Daniels-Midland Co	2,993,108
51,968	Automatic Data Processing Inc	15,212,593
11,889	Avery Dennison Corp	2,224,789
57,297	Baxter International Inc	1,670,780
36,726	Becton Dickinson & Co	8,332,028
18,854	Biogen Inc(b)	2,883,154
17,484	Bio-Techne Corp	1,259,372
184,778	Boston Scientific Corp(b)	16,504,371
259,291	Bristol-Myers Squibb Co	14,665,499
19,696	Brown-Forman Corp Class B	748,054
16,243	Bunge Global SA	1,263,056
22,002	Campbell's Co	921,444
32,521	Cardinal Health Inc	3,846,259
23,220	Cencora Inc	5,217,070
66,318	Centene Corp(b)	4,017,544
5,706	Charles River Laboratories International Inc(b)	1,053,328
33,184	Church & Dwight Co Inc	3,474,697
35,652	Cigna Group	9,844,944
44,284	Cintas Corp	8,090,687
17,389	Clorox Co	2,824,147
490,948	Coca-Cola Co	30,566,422
102,338	Colgate-Palmolive Co	9,303,547
53,165	Conagra Brands Inc	1,475,329
18,765	Constellation Brands Inc Class A	4,147,065
27,950	Cooper Cos Inc(b)	2,569,444
8,031	Corpay Inc(b)	2,717,851
87,519	Corteva Inc	4,985,082
158,711	CVS Health Corp	7,124,537
80,391	Danaher Corp	18,453,754
5,992	DaVita Inc(b)	896,104
54,594	Dexcom Inc(b)	4,245,775
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
73,339	Edwards Lifesciences Corp(b)	$ 5,429,286
29,447	Elevance Health Inc	10,862,998
99,767	Eli Lilly & Co	77,020,124
15,655	Equifax Inc	3,989,677
29,742	Estee Lauder Cos Inc Class A	2,230,055
61,054	GE HealthCare Technologies Inc	4,773,202
70,156	General Mills Inc	4,473,848
160,164	Gilead Sciences Inc	14,794,348
34,306	Global Payments Inc	3,844,330
23,612	HCA Healthcare Inc	7,087,142
14,452	Henry Schein Inc(b)	1,000,078
19,442	Hershey Co	3,292,503
26,108	Hologic Inc(b)	1,882,126
30,449	Hormel Foods Corp	955,185
15,088	Humana Inc	3,827,976
10,218	IDEXX Laboratories Inc(b)	4,224,530
20,689	Incyte Corp(b)	1,428,989
7,767	Insulet Corp(b)	2,027,731
44,669	Intuitive Surgical Inc(b)	23,315,431
22,554	IQVIA Holdings Inc(b)	4,432,087
11,507	J M Smucker Co	1,267,151
304,570	Johnson & Johnson	44,046,914
36,652	Kellanova	2,967,712
252,010	Kenvue Inc	5,380,414
149,738	Keurig Dr Pepper Inc	4,809,585
41,055	Kimberly-Clark Corp	5,379,847
104,778	Kraft Heinz Co	3,217,732
83,350	Kroger Co	5,096,852
9,442	Labcorp Holdings Inc	2,165,239
15,480	Lamb Weston Holdings Inc	1,034,528
4,215	MarketAxess Holdings Inc	952,759
35,411	McCormick & Co Inc	2,699,735
16,606	McKesson Corp	9,463,925
160,185	Medtronic PLC	12,795,578
321,717	Merck & Co Inc	32,004,408
40,889	Moderna Inc(b)	1,700,165
8,080	Molina Healthcare Inc(b)	2,351,684
20,594	Molson Coors Beverage Co Class B	1,180,448
165,635	Mondelez International Inc Class A	9,893,378
94,068	Monster Beverage Corp(b)	4,944,214
20,049	Moody's Corp	9,490,595
128,878	PayPal Holdings Inc(b)	10,999,737
172,224	PepsiCo Inc	26,188,382
714,133	Pfizer Inc	18,945,949
197,049	Philip Morris International Inc	23,714,847
297,794	Procter & Gamble Co	49,925,165
18,167	Quanta Services Inc	5,741,680
12,345	Quest Diagnostics Inc	1,862,367
13,437	Regeneron Pharmaceuticals Inc(b)	9,571,578
18,923	ResMed Inc	4,327,501
13,725	Revvity Inc	1,531,847
30,346	Rollins Inc	1,406,537
39,920	S&P Global Inc	19,881,358
15,716	Solventum Corp(b)	1,038,199

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
13,343	STERIS PLC	$ 2,742,787
44,084	Stryker Corp	15,872,444
62,321	Sysco Corp	4,765,064
5,226	Teleflex Inc	930,123
48,759	Thermo Fisher Scientific Inc	25,365,894
32,257	Tyson Foods Inc Class A	1,852,842
8,222	United Rentals Inc	5,791,906
116,788	UnitedHealth Group Inc	59,078,377
6,785	Universal Health Services Inc Class B	1,217,365
18,233	Verisk Analytics Inc	5,021,915
32,371	Vertex Pharmaceuticals Inc(b)	13,035,802
133,429	Viatris Inc	1,661,191
8,300	Waters Corp(b)	3,079,134
10,120	West Pharmaceutical Services Inc	3,314,907
28,216	Zimmer Biomet Holdings Inc	2,980,456
57,147	Zoetis Inc	9,310,961
		968,270,202
Energy — 3.21%
57,154	APA Corp	1,319,686
126,979	Baker Hughes Co	5,208,679
213,182	Chevron Corp	30,877,280
162,730	ConocoPhillips	16,137,934
102,114	Coterra Energy Inc	2,607,992
84,469	Devon Energy Corp	2,764,670
22,643	Diamondback Energy Inc	3,709,603
19,049	Enphase Energy Inc(b)	1,308,285
72,951	EOG Resources Inc	8,942,334
70,800	EQT Corp	3,264,588
561,227	Exxon Mobil Corp	60,371,188
14,439	First Solar Inc(b)	2,544,729
116,538	Halliburton Co	3,168,668
34,007	Hess Corp	4,523,271
242,123	Kinder Morgan Inc	6,634,170
42,534	Marathon Petroleum Corp	5,933,493
81,636	Occidental Petroleum Corp	4,033,635
71,237	ONEOK Inc	7,152,195
51,316	Phillips 66	5,846,432
184,442	Schlumberger NV	7,071,506
28,799	Targa Resources Corp	5,140,622
2,369	Texas Pacific Land Corp	2,620,019
40,820	Valero Energy Corp	5,004,124
158,523	Williams Cos Inc	8,579,265
		204,764,368
Financial — 14.31%
64,633	Aflac Inc	6,685,638
17,439	Alexandria Real Estate Equities Inc REIT	1,701,174
32,331	Allstate Corp	6,233,093
70,989	American Express Co	21,068,825
84,978	American International Group Inc	6,186,398
59,941	American Tower Corp REIT	10,993,779
12,361	Ameriprise Financial Inc	6,581,367
Shares		Fair Value
Financial — (continued)
27,034	Aon PLC Class A	$ 9,709,531
56,227	Apollo Global Management Inc	9,286,451
46,629	Arch Capital Group Ltd	4,306,188
28,080	Arthur J Gallagher & Co	7,970,508
5,812	Assurant Inc	1,239,235
18,406	AvalonBay Communities Inc REIT	4,048,768
848,992	Bank of America Corp	37,313,198
93,475	Bank of New York Mellon Corp	7,181,684
232,512	Berkshire Hathaway Inc Class B(b)	105,393,038
18,639	Blackrock Inc	19,107,026
91,563	Blackstone Inc	15,787,292
31,801	Brown & Brown Inc	3,244,338
15,639	BXP Inc REIT	1,162,916
16,060	Camden Property Trust REIT	1,863,602
49,907	Capital One Financial Corp	8,899,416
14,502	Cboe Global Markets Inc	2,833,691
39,124	CBRE Group Inc Class A(b)	5,136,590
188,870	Charles Schwab Corp	13,978,269
47,094	Chubb Ltd	13,012,072
21,221	Cincinnati Financial Corp	3,049,458
242,298	Citigroup Inc	17,055,356
51,855	Citizens Financial Group Inc	2,269,175
45,056	CME Group Inc	10,463,355
51,433	CoStar Group Inc(b)	3,682,089
53,332	Crown Castle Inc REIT	4,840,412
40,106	Digital Realty Trust Inc REIT	7,111,997
32,261	Discover Financial Services	5,588,573
11,886	Equinix Inc REIT	11,207,191
39,518	Equity Residential REIT	2,835,812
3,179	Erie Indemnity Co Class A	1,310,479
9,078	Essex Property Trust Inc REIT	2,591,224
4,835	Everest Group Ltd	1,752,494
27,001	Extra Space Storage Inc REIT	4,039,350
8,188	Federal Realty Investment Trust REIT	916,647
89,900	Fifth Third Bancorp	3,800,972
33,382	Franklin Resources Inc	677,321
9,560	Globe Life Inc	1,066,131
40,065	Goldman Sachs Group Inc	22,942,020
38,340	Hartford Financial Services Group Inc	4,194,396
89,430	Healthpeak Properties Inc REIT	1,812,746
75,476	Host Hotels & Resorts Inc REIT	1,322,340
201,444	Huntington Bancshares Inc	3,277,494
71,069	Intercontinental Exchange Inc	10,589,992
50,375	Invesco Ltd	880,555
63,980	Invitation Homes Inc REIT	2,045,441
37,540	Iron Mountain Inc REIT	3,945,829
357,244	JPMorgan Chase & Co	85,634,958
104,166	KeyCorp	1,785,405
87,844	Kimco Realty Corp REIT	2,058,185

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Financial — (continued)
84,948	KKR & Co Inc	$ 12,564,659
20,265	Loews Corp	1,716,243
21,919	M&T Bank Corp	4,120,991
62,712	Marsh & McLennan Cos Inc	13,320,656
103,909	Mastercard Inc Class A	54,715,363
75,490	MetLife Inc	6,181,121
12,981	Mid-America Apartment Communities Inc REIT	2,006,473
156,674	Morgan Stanley	19,697,055
52,948	Nasdaq Inc	4,093,410
22,805	Northern Trust Corp	2,337,513
50,763	PNC Financial Services Group Inc	9,789,644
24,438	Principal Financial Group Inc	1,891,746
73,011	Progressive Corp	17,494,166
118,307	Prologis Inc REIT	12,505,050
44,571	Prudential Financial Inc	5,283,001
19,448	Public Storage REIT	5,823,509
24,474	Raymond James Financial Inc	3,801,546
110,701	Realty Income Corp REIT	5,912,540
17,906	Regency Centers Corp REIT	1,323,791
128,654	Regions Financial Corp	3,025,942
14,597	SBA Communications Corp REIT	2,974,869
39,740	Simon Property Group Inc REIT	6,843,625
41,034	State Street Corp	4,027,487
54,174	Synchrony Financial	3,521,310
30,162	T Rowe Price Group Inc	3,411,021
27,798	Travelers Cos Inc	6,696,260
174,120	Truist Financial Corp	7,553,326
32,813	UDR Inc REIT	1,424,412
198,106	US Bancorp	9,475,410
54,085	Ventas Inc REIT	3,185,066
140,298	VICI Properties Inc REIT	4,098,105
219,177	Visa Inc Class A	69,268,699
33,813	W R Berkley Corp	1,978,737
424,870	Wells Fargo & Co	29,842,868
73,665	Welltower Inc REIT	9,284,000
99,992	Weyerhaeuser Co REIT	2,814,775
13,400	Willis Towers Watson PLC	4,197,416
		913,873,289
Industrial — 7.06%
67,919	3M Co	8,767,664
12,736	A O Smith Corp	868,722
9,404	Allegion PLC	1,228,915
160,756	Amcor PLC	1,512,714
28,827	AMETEK Inc	5,196,355
150,375	Amphenol Corp Class A	10,443,544
9,331	Axon Enterprise Inc(b)	5,545,600
35,069	Ball Corp	1,933,354
94,650	Boeing Co(b)	16,753,050
14,359	Builders FirstSource Inc(b)	2,052,332
108,731	Carrier Global Corp	7,421,978
61,383	Caterpillar Inc	22,267,297
12,584	CH Robinson Worldwide Inc	1,300,179
Shares		Fair Value
Industrial — (continued)
251,083	CSX Corp	$ 8,102,448
31,866	Deere & Co	13,501,624
18,758	Dover Corp	3,519,001
49,967	Eaton Corp PLC	16,582,548
73,827	Emerson Electric Co	9,149,380
16,171	Expeditors International of Washington Inc	1,791,262
29,429	FedEx Corp	8,279,261
47,061	Fortive Corp	3,529,575
20,291	Garmin Ltd	4,185,222
35,260	GE Vernova Inc	11,598,072
6,332	Generac Holdings Inc(b)	981,777
32,137	General Dynamics Corp	8,467,778
137,041	General Electric Co	22,857,069
82,078	Honeywell International Inc	18,540,599
49,435	Howmet Aerospace Inc	5,406,706
7,496	Hubbell Inc	3,139,999
4,307	Huntington Ingalls Industries Inc	813,894
8,412	IDEX Corp	1,760,547
34,655	Illinois Tool Works Inc	8,787,122
50,822	Ingersoll Rand Inc	4,597,358
14,541	Jabil Inc	2,092,450
17,938	Jacobs Solutions Inc	2,396,875
9,070	JB Hunt Transport Services Inc	1,547,886
83,892	Johnson Controls International PLC	6,621,595
23,236	Keysight Technologies Inc(b)	3,732,399
23,468	L3Harris Technologies Inc	4,934,851
4,699	Lennox International Inc	2,863,101
27,335	Lockheed Martin Corp	13,283,170
7,786	Martin Marietta Materials Inc	4,021,469
31,760	Masco Corp	2,304,823
2,788	Mettler-Toledo International Inc(b)	3,411,620
6,045	Mohawk Industries Inc(b)	720,141
6,034	Nordson Corp	1,262,554
29,595	Norfolk Southern Corp	6,945,946
17,186	Northrop Grumman Corp	8,065,218
22,790	Old Dominion Freight Line Inc	4,020,156
50,584	Otis Worldwide Corp	4,684,584
12,312	Packaging Corp of America	2,771,800
16,571	Parker-Hannifin Corp	10,539,653
18,384	Pentair PLC	1,850,166
25,570	Republic Services Inc	5,144,173
14,921	Rockwell Automation Inc	4,264,273
168,937	RTX Corp	19,549,390
61,051	Smurfit WestRock PLC	3,288,207
7,485	Snap-on Inc	2,541,008
17,051	Stanley Black & Decker Inc	1,369,025
37,853	TE Connectivity PLC	5,411,843
6,500	Teledyne Technologies Inc(b)	3,016,845
21,800	Textron Inc	1,667,482
28,536	Trane Technologies PLC	10,539,772
7,147	TransDigm Group Inc	9,057,250
27,668	Trimble Inc(b)	1,955,021
77,770	Union Pacific Corp	17,734,671

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Industrial — (continued)
93,465	United Parcel Service Inc Class B	$ 11,785,937
29,559	Veralto Corp	3,010,584
17,054	Vulcan Materials Co	4,386,800
45,843	Waste Management Inc	9,250,659
23,476	Westinghouse Air Brake Technologies Corp	4,450,815
31,130	Xylem Inc	3,611,703
		450,988,861
Technology — 31.04%
78,506	Accenture PLC Class A	27,617,626
55,944	Adobe Inc(b)	24,877,178
206,205	Advanced Micro Devices Inc(b)	24,907,502
16,776	Akamai Technologies Inc(b)	1,604,624
63,263	Analog Devices Inc	13,440,857
11,425	ANSYS Inc(b)	3,853,995
1,916,737	Apple Inc	479,989,280
105,466	Applied Materials Inc	17,151,935
28,085	Autodesk Inc(b)	8,301,083
592,408	Broadcom Inc	137,343,870
15,706	Broadridge Financial Solutions Inc	3,550,970
34,433	Cadence Design Systems Inc(b)	10,345,739
62,914	Cognizant Technology Solutions Corp Class A	4,838,087
29,138	Crowdstrike Holdings Inc Class A(b)	9,969,858
16,788	Dayforce Inc(a)(b)	1,219,480
36,358	Dell Technologies Inc Class C	4,189,896
30,832	Electronic Arts Inc	4,510,722
6,418	EPAM Systems Inc(b)	1,500,657
3,085	Fair Isaac Corp(b)	6,142,019
65,771	Fidelity National Information Services Inc	5,312,324
73,520	Fiserv Inc(b)	15,102,478
79,545	Fortinet Inc(b)	7,515,411
9,828	Gartner Inc(b)	4,761,371
175,325	Hewlett Packard Enterprise Co	3,743,189
128,623	HP Inc	4,196,969
536,525	Intel Corp	10,757,326
117,464	International Business Machines Corp	25,822,111
35,167	Intuit Inc	22,102,459
8,105	Jack Henry & Associates Inc	1,420,806
17,453	KLA Corp	10,997,484
164,970	Lam Research Corp	11,915,783
15,293	Leidos Holdings Inc	2,203,110
65,727	Microchip Technology Inc	3,769,443
138,388	Micron Technology Inc	11,646,734
941,888	Microsoft Corp	397,005,793
6,009	Monolithic Power Systems Inc	3,555,525
9,862	MSCI Inc	5,917,299
27,350	NetApp Inc	3,174,788
Shares		Fair Value
Technology — (continued)
3,110,384	NVIDIA Corp	$ 417,693,464
33,054	NXP Semiconductors NV	6,870,274
55,349	ON Semiconductor Corp(b)	3,489,755
201,951	Oracle Corp	33,653,115
260,614	Palantir Technologies Inc Class A(b)	19,710,237
39,851	Paychex Inc	5,587,907
5,143	Paycom Software Inc	1,054,161
16,626	PTC Inc(b)	3,057,023
139,850	Qualcomm Inc	21,483,757
13,931	Roper Technologies Inc	7,242,030
120,804	Salesforce Inc	40,388,402
27,573	Seagate Technology Holdings PLC	2,379,826
25,944	ServiceNow Inc(b)	27,503,754
17,820	Skyworks Solutions Inc	1,580,278
61,870	Super Micro Computer Inc(b)	1,885,798
18,958	Synopsys Inc(b)	9,201,455
21,339	Take-Two Interactive Software Inc(b)	3,928,083
21,346	Teradyne Inc	2,687,888
114,044	Texas Instruments Inc	21,384,391
5,635	Tyler Technologies Inc(b)	3,249,366
45,237	Western Digital Corp(b)	2,697,482
26,274	Workday Inc Class A(b)	6,779,480
7,202	Zebra Technologies Corp Class A(b)	2,781,556
		1,982,565,263
Utilities — 2.28%
105,614	AES Corp	1,359,252
27,164	Alliant Energy Corp	1,606,479
34,673	Ameren Corp	3,090,751
66,495	American Electric Power Co Inc	6,132,834
25,861	American Water Works Co Inc	3,219,436
19,915	Atmos Energy Corp	2,773,562
90,158	CenterPoint Energy Inc	2,860,713
40,071	CMS Energy Corp	2,670,732
43,866	Consolidated Edison Inc	3,914,163
38,175	Constellation Energy Corp	8,540,129
102,640	Dominion Energy Inc	5,528,191
27,745	DTE Energy Co	3,350,209
97,106	Duke Energy Corp	10,462,200
49,649	Edison International	3,963,976
56,982	Entergy Corp	4,320,375
25,019	Evergy Inc	1,539,920
47,695	Eversource Energy	2,739,124
124,439	Exelon Corp	4,683,884
57,439	FirstEnergy Corp	2,284,924
260,151	NextEra Energy Inc	18,650,225
62,136	NiSource Inc	2,284,120
22,856	NRG Energy Inc	2,062,068
276,481	PG&E Corp	5,579,387
12,190	Pinnacle West Capital Corp	1,033,346
99,205	PPL Corp	3,220,194

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Utilities — (continued)
62,564	Public Service Enterprise Group Inc	$ 5,286,032
79,340	Sempra	6,959,705
135,303	Southern Co	11,138,143
43,269	Vistra Corp	5,965,497
41,251	WEC Energy Group Inc	3,879,244
70,864	Xcel Energy Inc	4,784,737
		145,883,552
TOTAL COMMON STOCK — 98.85% (Cost $3,559,697,979)		$6,313,448,139
GOVERNMENT MONEY MARKET MUTUAL FUNDS
3,299,370	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.43%(d)	3,299,370
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.05% (Cost $3,299,370)		$3,299,370
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.82%
$52,749,400	U.S. Treasury Bills(e) 4.29%, 02/13/2025	$ 52,480,706
TOTAL SHORT TERM INVESTMENTS — 0.82% (Cost $52,480,706)		$52,480,706
TOTAL INVESTMENTS — 99.72% (Cost $3,615,478,055)		$6,369,228,215
OTHER ASSETS & LIABILITIES, NET — 0.28%		$17,759,035
TOTAL NET ASSETS — 100.00%		$6,386,987,250

(a)	All or a portion of the security is on loan as of December 31, 2024.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of December 31, 2024.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
REIT	Real Estate Investment Trust
As of December 31, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Long
S&P 500® Emini Futures	262	USD	77,758	Mar 2025	$(2,475,630)
				Net Depreciation	$(2,475,630)
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2024
	Empower Large Cap Growth Fund	Empower Large Cap Value Fund	Empower S&P 500® Index Fund
ASSETS:
Investments in securities, fair value(a)(b)	$1,535,600,134	$1,560,016,062	$6,369,228,215
Cash	58,396,609	37,112,567	5,957,408
Cash denominated in foreign currencies, fair value(d)	-	324	-
Cash pledged on futures contracts	-	-	19,187,115
Dividends receivable	536,448	2,815,379	3,883,692
Subscriptions receivable	1,138,368	350,835	4,776,349
Receivable for investments sold	12,346	-	-
Unrealized appreciation on forward foreign currency contracts	-	498,266	-
Total Assets	1,595,683,905	1,600,793,433	6,403,032,779
LIABILITIES:
Payable for director fees	8,708	8,708	8,708
Payable for investments purchased	5,288,657	180,893	-
Payable for other accrued fees	127,175	134,014	168,930
Payable for shareholder services fees	226,776	105,886	1,593,554
Payable to investment adviser	880,818	834,424	699,369
Payable upon return of securities loaned	204,050	8,873,386	3,299,370
Redemptions payable	765,853	1,205,115	9,974,298
Variation margin on futures contracts	-	-	301,300
Total Liabilities	7,502,037	11,342,426	16,045,529
NET ASSETS	$1,588,181,868	$1,589,451,007	$6,386,987,250
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$14,307,202	$21,007,725	$27,447,509
Paid-in capital in excess of par	1,044,358,681	1,276,782,753	3,604,201,829
Undistributed/accumulated earnings	529,515,985	291,660,529	2,755,337,912
NET ASSETS	$1,588,181,868	$1,589,451,007	$6,386,987,250
NET ASSETS BY CLASS
Investor Class	$722,040,674	$207,573,178	$5,101,594,396
Institutional Class	$866,141,194	$1,251,990,612	$1,285,392,854
Investor II Class	N/A	$129,887,217	N/A
CAPITAL STOCK:
Authorized
Investor Class	350,000,000	130,000,000	550,000,000
Institutional Class	400,000,000	700,000,000	650,000,000
Investor II Class	N/A	105,000,000	N/A
Issued and Outstanding
Investor Class	69,995,736	6,730,814	135,598,677
Institutional Class	73,076,287	192,374,578	138,876,409
Investor II Class	N/A	10,971,854	N/A
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.32	$30.84	$37.62
Institutional Class	$11.85	$6.51	$9.26
Investor II Class	N/A	$11.84	N/A
(a) Cost of investments	$1,041,170,396	$1,272,873,934	$3,615,478,055
(b) Including fair value of securities on loan	$200,053	$8,623,347	$3,241,605
(d) Cost of cash denominated in foreign currencies	$-	$324	$-
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2024
	Empower Large Cap Growth Fund	Empower Large Cap Value Fund	Empower S&P 500® Index Fund
INVESTMENT INCOME:
Income from securities lending (net of fees)	$676	$50,128	$20,166
Dividends	10,252,044	37,128,049	78,967,210
Foreign withholding tax	(17,137)	(614,970)	(18,878)
Total Income	10,235,583	36,563,207	78,968,498
EXPENSES:
Management fees	9,094,873	9,358,931	7,035,687
Shareholder services fees – Investor Class	2,420,011	904,629	14,938,352
Shareholder services fees – Investor II Class	-	471,548	-
Audit and tax fees	33,637	43,462	35,606
Custodian fees	44,900	70,171	60,308
Directors fees	37,872	37,872	37,872
Legal fees	10,682	10,682	10,682
Pricing fees	207	623	815
Registration fees	83,846	71,613	203,906
Shareholder report fees	81,802	70,892	110,901
Transfer agent fees	10,377	13,948	11,453
Other fees	35,390	36,045	41,053
Total Expenses	11,853,597	11,090,416	22,486,635
Less amount reimbursed by investment adviser - Investor II Class	-	202,134	-
Less amount waived by investment adviser	43,650	118,122	-
Net Expenses	11,809,947	10,770,160	22,486,635
NET INVESTMENT INCOME (LOSS)	(1,574,364)	25,793,047	56,481,863
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	164,773,268	224,525,259	28,502,974
Net realized gain on futures contracts	-	-	26,146,003
Net realized gain on forward foreign currency contracts	-	689,619	-
Net Realized Gain	164,773,268	225,214,878	54,648,977
Net change in unrealized appreciation (depreciation) on investments	170,951,017	(21,601,654)	1,060,380,412
Net change in unrealized depreciation on futures contracts	-	-	(5,695,983)
Net change in unrealized appreciation on forward foreign currency contracts	-	1,279,441	-
Net Change in Unrealized Appreciation (Depreciation)	170,951,017	(20,322,213)	1,054,684,429
Net Realized and Unrealized Gain	335,724,285	204,892,665	1,109,333,406
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$334,149,921	$230,685,712	$1,165,815,269
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2024 and December 31, 2023
Empower Large Cap Growth Fund	2024	2023
OPERATIONS:
Net investment loss	$(1,574,364)	$(82,086)
Net realized gain	164,773,268	43,078,718
Net change in unrealized appreciation	170,951,017	283,203,841
Net Increase in Net Assets Resulting from Operations	334,149,921	326,200,473
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(64,357,682)	(18,480,557)
Institutional Class	(67,904,598)	(19,057,617)
From Net Investment Income and Net Realized Gains	(132,262,280)	(37,538,174)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	191,559,399	389,271,066
Institutional Class	211,345,977	172,638,537
Shares issued in reinvestment of distributions
Investor Class	64,357,682	18,480,557
Institutional Class	67,904,598	19,057,617
Shares redeemed
Investor Class	(240,289,951)	(193,343,032)
Institutional Class	(261,387,198)	(190,748,156)
Net Increase in Net Assets Resulting from Capital Share Transactions	33,490,507	215,356,589
Total Increase in Net Assets	235,378,148	504,018,888
NET ASSETS:
Beginning of year	1,352,803,720	848,784,832
End of year	$1,588,181,868	$1,352,803,720
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	18,292,387	50,219,309
Institutional Class	17,675,333	18,320,385
Shares issued in reinvestment of distributions
Investor Class	6,144,551	2,048,860
Institutional Class	5,648,185	1,870,146
Shares redeemed
Investor Class	(23,154,686)	(23,585,767)
Institutional Class	(22,122,506)	(21,093,357)
Net Increase	2,483,264	27,779,576
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2024 and December 31, 2023
Empower Large Cap Value Fund	2024	2023
OPERATIONS:
Net investment income	$25,793,047	$26,656,446
Net realized gain	225,214,878	108,426,390
Net change in unrealized appreciation (depreciation)	(20,322,213)	50,797,663
Net Increase in Net Assets Resulting from Operations	230,685,712	185,880,499
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(7,951,699)	(7,382,428)
Institutional Class	(223,661,609)	(119,387,523)
Investor II Class	(13,217,124)	(7,963,391)
From Net Investment Income and Net Realized Gains	(244,830,432)	(134,733,342)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	101,316,597	258,527,247
Institutional Class	224,098,568	236,666,484
Investor II Class	23,460,428	19,248,994
Shares issued in reinvestment of distributions
Investor Class	7,951,699	7,382,428
Institutional Class	223,661,609	119,387,523
Investor II Class	13,217,124	7,963,391
Shares redeemed
Investor Class	(271,338,870)	(372,633,201)
Institutional Class	(267,154,441)	(170,626,294)
Investor II Class	(43,068,010)	(46,019,695)
Net Increase in Net Assets Resulting from Capital Share Transactions	12,144,704	59,896,877
Total Increase (Decrease) in Net Assets	(2,000,016)	111,044,034
NET ASSETS:
Beginning of year	1,591,451,023	1,480,406,989
End of year	$1,589,451,007	$1,591,451,023
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	3,297,241	10,097,605
Institutional Class	29,020,258	34,718,207
Investor II Class	1,842,238	1,743,397
Shares issued in reinvestment of distributions
Investor Class	256,010	266,973
Institutional Class	34,014,297	17,436,084
Investor II Class	1,108,095	703,734
Shares redeemed
Investor Class	(8,879,964)	(14,436,111)
Institutional Class	(35,469,598)	(24,360,335)
Investor II Class	(3,406,177)	(4,151,563)
Net Increase	21,782,400	22,017,991
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2024 and December 31, 2023
Empower S&P 500® Index Fund	2024	2023
OPERATIONS:
Net investment income	$56,481,863	$49,212,442
Net realized gain	54,648,977	314,942,582
Net change in unrealized appreciation	1,054,684,429	519,918,128
Net Increase in Net Assets Resulting from Operations	1,165,815,269	884,073,152
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(48,081,856)	(162,396,800)
Institutional Class	(62,283,043)	(212,177,007)
From Net Investment Income and Net Realized Gains	(110,364,899)	(374,573,807)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,883,245,736	1,162,288,579
Institutional Class	224,148,336	153,091,148
Shares issued in reinvestment of distributions
Investor Class	48,081,856	162,396,800
Institutional Class	62,283,043	212,177,007
Shares redeemed
Investor Class	(976,789,886)	(1,137,697,366)
Institutional Class	(315,355,100)	(264,987,144)
Net Increase in Net Assets Resulting from Capital Share Transactions	925,613,985	287,269,024
Total Increase in Net Assets	1,981,064,355	796,768,369
NET ASSETS:
Beginning of year	4,405,922,895	3,609,154,526
End of year	$6,386,987,250	$4,405,922,895
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	54,392,694	40,365,424
Institutional Class	24,934,366	18,323,228
Shares issued in reinvestment of distributions
Investor Class	1,286,917	5,325,461
Institutional Class	6,675,257	26,795,498
Shares redeemed
Investor Class	(27,931,723)	(40,467,612)
Institutional Class	(35,316,677)	(31,464,646)
Net Increase	24,040,834	18,877,353
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2024	$9.02	(0.03)	2.33	2.30	-	(1.00)	(1.00)	$10.32	25.44%
12/31/2023	$6.96	(0.02)	2.36	2.34	(0.01)	(0.27)	(0.28)	$9.02	33.57%
12/31/2022	$9.90	(0.00) (d)(e)	(2.29)	(2.29)	(0.03)	(0.62)	(0.65)	$6.96	(23.16%)
12/31/2021	$10.24	(0.04)	2.16	2.12	(0.10)	(2.36)	(2.46)	$9.90	20.84%
12/31/2020	$9.49	(0.02) (e)	3.89	3.87	(0.27)	(2.85)	(3.12)	$10.24	41.45%
Institutional Class
12/31/2024	$10.20	0.01 (e)	2.64	2.65	-	(1.00)	(1.00)	$11.85	25.93%
12/31/2023	$7.83	0.01 (e)	2.65	2.66	(0.02)	(0.27)	(0.29)	$10.20	34.03%
12/31/2022	$11.01	0.03	(2.56)	(2.53)	(0.03)	(0.62)	(0.65)	$7.83	(22.95%)
12/31/2021	$11.13	0.00 (d)(e)	2.35	2.35	(0.11)	(2.36)	(2.47)	$11.01	21.20%
12/31/2020	$10.12	0.02	4.16	4.18	(0.32)	(2.85)	(3.17)	$11.13	41.99%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2024	$722,041	0.99%	0.98%	(0.30%)	31%
12/31/2023	$619,457	1.00%	0.98%	(0.21%)	46%
12/31/2022	$278,591	1.04%	1.00%	(0.05%)	37%
12/31/2021	$225,667	1.02%	1.00%	(0.34%)	46%
12/31/2020	$179,126	1.02%	1.00%	(0.18%)	51%
Institutional Class
12/31/2024	$866,141	0.62%	0.62%	0.06%	31%
12/31/2023	$733,346	0.63%	0.63%	0.16%	46%
12/31/2022	$570,194	0.66%	0.65%	0.32%	37%
12/31/2021	$690,417	0.65%	0.65%	0.01%	46%
12/31/2020	$602,723	0.65%	0.65%	0.17%	51%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(f)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2024	$27.79	0.41	3.87	4.28	(0.02)	(1.21)	(1.23)	$30.84	15.38%
12/31/2023	$25.29	0.39	2.71	3.10	(0.01)	(0.59)	(0.60)	$27.79	12.28%
12/31/2022	$27.00	0.39	(1.35)	(0.96)	(0.01)	(0.74)	(0.75)	$25.29	(3.54%)
12/31/2021	$22.06	0.32	5.39	5.71	(0.09)	(0.68)	(0.77)	$27.00	25.98%
12/31/2020	$21.65	0.36	0.42	0.78	(0.01)	(0.36)	(0.37)	$22.06	3.71%
Institutional Class
12/31/2024	$6.83	0.13	0.96	1.09	(0.20)	(1.21)	(1.41)	$6.51	15.86%
12/31/2023	$6.79	0.13	0.71	0.84	(0.21)	(0.59)	(0.80)	$6.83	12.69%
12/31/2022	$8.07	0.14	(0.42)	(0.28)	(0.26)	(0.74)	(1.00)	$6.79	(3.22%)
12/31/2021	$7.10	0.13	1.74	1.87	(0.22)	(0.68)	(0.90)	$8.07	26.47%
12/31/2020	$7.36	0.14	0.12	0.26	(0.16)	(0.36)	(0.52)	$7.10	4.05%
Investor II Class
12/31/2024	$11.39	0.19	1.58	1.77	(0.11)	(1.21)	(1.32)	$11.84	15.51%
12/31/2023	$10.77	0.18	1.15	1.33	(0.12)	(0.59)	(0.71)	$11.39	12.51%
12/31/2022	$12.14	0.19	(0.62)	(0.43)	(0.20)	(0.74)	(0.94)	$10.77	(3.41%)
12/31/2021	$10.28	0.17	2.51	2.68	(0.14)	(0.68)	(0.82)	$12.14	26.15%
12/31/2020	$10.38	0.19	0.18	0.37	(0.11)	(0.36)	(0.47)	$10.28	3.89%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)
Supplemental Data and Ratios
Investor Class
12/31/2024	$207,573	1.00%	0.96%	1.33%	31%
12/31/2023	$335,127	0.98%	0.96%	1.48%	29%
12/31/2022	$407,971	0.98%	0.96%	1.51%	18%
12/31/2021	$376,625	0.99%	0.96%	1.22%	28%
12/31/2020	$43,774	1.05%	0.96%	1.87%	33%
Institutional Class
12/31/2024	$1,251,991	0.61%	0.61%	1.71%	31%
12/31/2023	$1,126,210	0.60%	0.60%	1.83%	29%
12/31/2022	$930,971	0.61%	0.61%	1.85%	18%
12/31/2021	$1,175,842	0.60%	0.60%	1.61%	28%
12/31/2020	$1,060,676	0.62%	0.61%	2.22%	33%
Investor II Class
12/31/2024	$129,887	0.97%	0.81%	1.50%	31%
12/31/2023	$130,114	0.97%	0.81%	1.62%	29%
12/31/2022	$141,465	0.97%	0.81%	1.64%	18%
12/31/2021	$178,162	0.96%	0.81%	1.39%	28%
12/31/2020	$154,100	0.99%	0.81%	2.02%	33%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2024	$30.55	0.33	7.10	7.43	(0.20)	(0.16)	(0.36)	$37.62	24.33%
12/31/2023	$25.61	0.35	6.19	6.54	(0.13)	(1.47)	(1.60)	$30.55	25.61%
12/31/2022	$31.84	0.31	(6.22)	(5.91)	(0.10)	(0.22)	(0.32)	$25.61	(18.55%)
12/31/2021	$26.10	0.26	7.06	7.32	(0.11)	(1.47)	(1.58)	$31.84	28.20%
12/31/2020	$24.05	0.32	3.88	4.20	(0.18)	(1.97)	(2.15)	$26.10	17.77%
Institutional Class
12/31/2024	$7.79	0.12	1.82	1.94	(0.31)	(0.16)	(0.47)	$9.26	24.86%
12/31/2023	$7.61	0.13	1.83	1.96	(0.31)	(1.47)	(1.78)	$7.79	26.00%
12/31/2022	$9.93	0.12	(1.94)	(1.82)	(0.28)	(0.22)	(0.50)	$7.61	(18.25%)
12/31/2021	$9.11	0.13	2.43	2.56	(0.27)	(1.47)	(1.74)	$9.93	28.66%
12/31/2020	$9.72	0.16	1.53	1.69	(0.33)	(1.97)	(2.30)	$9.11	18.27%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)
Investor Class
12/31/2024	$5,101,594	0.49%	0.49%	0.95%	2%
12/31/2023	$3,294,950	0.51%	0.51%	1.21%	12%
12/31/2022	$2,628,211	0.51%	0.51%	1.14%	4%
12/31/2021	$3,083,911	0.51%	0.51%	0.88%	9%
12/31/2020	$1,700,372	0.52%	0.52%	1.31%	4%
Institutional Class
12/31/2024	$1,285,393	0.14%	0.14%	1.30%	2%
12/31/2023	$1,110,973	0.15%	0.15%	1.56%	12%
12/31/2022	$980,943	0.16%	0.16%	1.45%	4%
12/31/2021	$1,193,786	0.16%	0.16%	1.24%	9%
12/31/2020	$1,143,162	0.17%	0.17%	1.67%	4%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.  Empower Funds presently consists of forty-four funds. Interests in the Funds are included herein. Each Fund is diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
Investment Objectives
Empower Large Cap Growth Fund- seeks long-term growth of capital
Empower Large Cap Value Fund- seeks capital growth and current income
Empower S&P 500® Index Fund- seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's ("S&P") 500® Index
The Funds each offer two share classes referred to as Investor Class and Institutional Class shares except the Empower Large Cap Value Fund. The Empower Large Cap Value Fund  offers three share classes, referred to as Investor Class, Investor II Class and Institutional Class shares. Investor II Class shares were closed to new permitted accounts on October 25, 2019. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Annual Report - December 31, 2024

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the OTC market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
Forward Foreign Currency Contracts	Foreign currency spot and forward rates
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

Annual Report - December 31, 2024

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2024, the inputs used to value the investments of the Empower Large Cap Value Fund are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments. For the remaining Funds, all the investments were valued using Level 1 inputs, except for Short Term Investments, which were valued using Level 2 inputs.
Empower Large Cap Value Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$52,768,146	$—	$—	$52,768,146
Communications	58,383,418	—	—	58,383,418
Consumer, Cyclical	142,003,023	—	—	142,003,023
Consumer, Non-cyclical	366,211,676	14,452,243	—	380,663,919
Energy	100,401,393	20,676,418	—	121,077,811
Financial	369,650,581	9,730,892	—	379,381,473
Industrial	187,249,812	8,556,376	—	195,806,188
Technology	125,566,376	5,155,391	—	130,721,767
Utilities	81,864,564	—	—	81,864,564
	1,484,098,989	58,571,320	—	1,542,670,309
Convertible Preferred Stock	—	1,203,728	—	1,203,728
Preferred Stock	—	7,268,639	—	7,268,639
Government Money Market Mutual Funds	8,873,386	—	—	8,873,386
Total investments, at fair value:	1,492,972,375	67,043,687	—	1,560,016,062
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	498,266	—	498,266
Total Assets	$1,492,972,375	$67,541,953	$—	$1,560,514,328
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date
Foreign Currency Translations and Transactions
The accounting records of each Fund is maintained in U.S. dollars.  Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
A Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by a Fund and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.  These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.

Annual Report - December 31, 2024

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for a Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no provision of federal income or excise tax is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of a Fund, if any, are declared and paid annually. Capital gain distributions of a Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of a Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2024 and 2023 were as follows:
Empower Large Cap Growth Fund
	2024	2023
Ordinary income	$-	$1,169,305
Long-term capital gain	132,262,280	36,368,869
	$132,262,280	$37,538,174
Empower Large Cap Value Fund
	2024	2023
Ordinary income	$32,801,565	$27,318,829
Long-term capital gain	212,028,867	107,414,513
	$244,830,432	$134,733,342
Empower S&P 500® Index Fund
	2024	2023
Ordinary income	$66,918,915	$48,936,869
Long-term capital gain	43,445,984	325,636,938
	$110,364,899	$374,573,807
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments to the accounting treatment of partnerships, adjustments for real estate investment trusts and foreign currency reclassifications.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the Funds have reclassified the below amounts between Undistributed/accumulated earnings to Paid-in Capital for December 31, 2024. Net assets of each Fund were unaffected by the reclassifications.
	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
Empower Large Cap Growth Fund	$(1,574,365)	$10,640,449	$(9,066,084)
Empower Large Cap Value Fund	—	5,731,670	(5,731,670)
Empower S&P 500® Index Fund	—	8,983,252	(8,983,252)

Annual Report - December 31, 2024

The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes.  As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Empower Large Cap Growth Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	40,334,564
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	489,181,421
Tax composition of capital	$529,515,985
Empower Large Cap Value Fund
Undistributed net investment income	$2,555,183
Undistributed long-term capital gains	12,293,103
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	276,812,243
Tax composition of capital	$291,660,529
Empower S&P 500® Index Fund
Undistributed net investment income	$4,165,880
Undistributed long-term capital gains	6,627,628
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	2,744,544,404
Tax composition of capital	$2,755,337,912
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2024 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments
Empower Large Cap Growth Fund	$1,046,418,713	$514,323,941	$(25,142,520)	$489,181,421
Empower Large Cap Value Fund	1,283,702,085	335,511,998	(58,699,755)	276,812,243
Empower S&P 500® Index Fund	3,622,208,181	2,945,364,707	(200,820,303)	2,744,544,404
Segment Reporting
The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. The ECM Board of Managers acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each of the Funds operates as a single operating segment based on the fact that each has a single investment strategy as disclosed in its prospectus, against which the CODM assesses the performance, and it is the level at which discrete financial information is available. The financial information provided to and reviewed by the CODM is presented within each of the Funds’ financial statements.
2.  DERIVATIVE FINANCIAL INSTRUMENTS
Each Fund's investment objective allows it to enter into various types of derivative contracts as outlined in the Fund's prospectus.
In pursuit of its investment objective, each Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Annual Report - December 31, 2024

Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. dollar and other currencies may cause a Fund to lose money on investments denominated in foreign currencies.
Each Fund may be exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk.  Liquidity risk is the risk that a Fund will be unable to sell or close out the derivative in the open market in a timely manner.  Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to a Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received.  In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
A Fund may be subject to enforceable master netting agreements, or netting arrangements, with certain counterparties.  These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements, if any, at pre-arranged exposure levels.  Collateral or margin requirements, if any, are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. A Fund will attempt to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association ("ISDA") master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements (if any), events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by these Funds of any net liability owed to that counterparty under the ISDA agreement.
Futures Contracts
A Fund may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities.  When a Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.
Forward Foreign Currency Contracts
A Fund may enter into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments.  The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations.

Annual Report - December 31, 2024

The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Large Cap Value Fund
Forward Currency Exchange Contracts:
Average notional amount	$47,282,373
Empower S&P 500® Index Fund
Futures Contracts:
Average long contracts	362
Average notional long	$98,299,198
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2024 is as follows:
Empower Large Cap Value Fund
	Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$498,266
Empower S&P 500® Index Fund
Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized depreciation on futures contracts	$(2,475,630)(a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2024 is as follows:
Empower Large Cap Value Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$689,619	Net change in unrealized appreciation on forward foreign currency contracts	$1,279,441
Empower S&P 500® Index Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$26,146,003	Net change in unrealized depreciation on futures contracts	$(5,695,983)

Annual Report - December 31, 2024

3.  OFFSETTING ASSETS AND LIABILITIES
The Empower Large Cap Value Fund may enter into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes this Fund's financial investments that are subject to an enforceable master netting arrangement at December 31, 2024.
Empower Large Cap Value Fund
Counterparty	Derivative Assets Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Barclays Bank PLC	$81,633	$—	$—	$—	$81,633
Citigroup Global Markets	63,586	—	—	—	63,586
Goldman Sachs	64,269	—	—	—	64,269
HSBC Bank USA	21,950	—	—	—	21,950
Morgan Stanley & Co LLC	77,588	—	—	—	77,588
State Street Bank	71,744	—	—	—	71,744
Toronto Dominion Bank	66,310	—	—	—	66,310
UBS AG	51,186	—	—	—	51,186
	$498,266	$—	$—	$—	$498,266
(a)	OTC derivatives are reported gross on the Statement of Assets and Liabilities.
4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America ("Empower of America"). As compensation for its services to Empower Funds, ECM receives the below monthly compensation at the described annual rate of each Fund’s average daily net assets. Certain administration and accounting services fees for each Fund are included in the investment advisory agreement.
Fund Name	Annual Advisory Rate
Empower Large Cap Growth Fund	0.62% up to $1 billion dollars
0.57% over $1 billion dollars
0.52% over $2 billion dollars
Empower Large Cap Value Fund	0.61% up to $1 billion dollars
0.56% over $1 billion dollars
0.51% over $2 billion dollars
Empower S&P 500® Index Fund	0.21% up to $1 billion dollars
0.16% over $1 billion dollars
0.11% over $2 billion dollars
0.09% over $3 billion dollars
ECM has contractually agreed to waive fees or reimburse expenses that exceed the annual rate, shown in the table below, of each Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by each Fund, excluding shareholder service fees, distribution fees (if applicable) and certain extraordinary expenses (the “Expense Limit”).  The agreement's current term ends on April 30, 2025 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.

Annual Report - December 31, 2024

Fund Name	Expense Limit Annual Rate
Empower Large Cap Growth Fund	0.63%
Empower Large Cap Value Fund	0.61%
Empower S&P 500® Index Fund	0.23%

ECM contractually agreed to permanently reimburse expenses and/or pay the Empower Large Cap Value Fund if expenses of the Investor II Class exceed 0.81% of the Class’s average daily net assets ("Expense Cap"). Under the terms of the expense limitation agreement, the Expense Cap survives the termination of the expense limitation agreement. It may be terminated only upon termination of the Empower Large Cap Value Fund’s advisory agreement with ECM or by the Board of Empower Funds. The amount reimbursed, if any, is reflected in the Statement of Operations.
ECM is permitted upon approval by the Board to recoup amounts waived or reimbursed by each Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of each Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. As of December 31, 2024, the amounts subject to recoupment were as follows:
Empower Large Cap Growth Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Recoupment of Past Reimbursed Fees by ECM
$138,651	$99,296	$43,650	$0
Empower Large Cap Value Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Recoupment of Past Reimbursed Fees by ECM
$115,416	$80,780	$118,122	$0
Empower S&P 500® Index Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Recoupment of Past Reimbursed Fees by ECM
$1,186	$0	$0	$0
ECM and Empower Funds have entered into sub-advisory agreements with, and are and is responsible for compensating the sub-advisers below for their services:
Empower Large Cap Growth Fund - Amundi Asset Management US, Inc and J.P. Morgan Investment Management, Inc.
Empower Large Cap Value Fund - Putnam Investment Management, LLC, and T. Rowe Price Associates, Inc.
Empower S&P 500® Index Fund - Irish Life Investment Managers Limited, an affiliate of ECM and Empower of America, receives monthly compensation for its services at the annual rate of 0.0075% of the Fund’s net assets.
Empower Funds entered into a shareholder services agreement with Empower, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of each Fund and Investor II Class shares of the Empower Large Cap Value Fund, a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the "Distributor"), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Funds.

Annual Report - December 31, 2024

Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $1,435,000 for the fiscal year ended December 31, 2024.
5.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S.Government securities and short-term securities) were as follows:
	Purchases	Sales
Empower Large Cap Growth Fund	$454,840,869	$528,653,845
Empower Large Cap Value Fund	488,262,598	701,233,649
Empower S&P 500® Index Fund	1,068,974,234	115,243,297
For the same period, there were no purchases or sales of long-term U.S. Government securities.
6.  SECURITIES LOANED
Each Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement each Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of each Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of each Fund and necessary collateral adjustments are made between such Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. Each Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board. Each Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.
Collateral was invested in Government Money Market Funds. As of December 31, 2024, each Fund's securities on loan value and collateral received, as reported on the Statement of Assets and Liabilities, were as follows:
	Market Value	Collateral Received
Empower Large Cap Growth Fund	$200,053	$204,050
Empower Large Cap Value Fund	8,623,347	8,873,386
Empower S&P 500® Index Fund	3,241,605	3,299,370

Under the securities lending agreement, the cash collateral received represents a secured borrowing, and is collateralized by the securities loaned. As of December 31, 2024 each Fund's class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.  Additional information regarding each Fund's securities on loan is included in the Schedule of Investments.
7.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, a Fund may also enter into contracts that provide general indemnifications. A Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2024

8.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2024, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - December 31, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Empower Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Empower Large Cap Growth Fund, Empower Large Cap Value Fund, and Empower S&P 500® Index Fund (the “Funds”), three of the funds comprising Empower Funds Inc., including the schedules of investments, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 24, 2025
We have served as the auditor of one or more Empower investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2024, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Empower Large Cap Growth Fund	0%
Empower Large Cap Value Fund	98%
Empower S&P 500® Index Fund	100%

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form NPORT. Empower Funds’ Form NPORT reports are available on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents, and may be reviewed and copied at the SEC’s Public Reference Room in Washington,D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds’ accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: February 24, 2025

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: February 24, 2025